Share-Based Payments (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
OUTSTANDING, Beginning of year, shares	988
OUTSTANDING, Beginning of year, weighted average exercise price	$ 30.77
Granted, shares	88
Granted, weighted average exercise price	$ 57.24
Exercised, shares	(382)
Exercised, weighted average exercise price	$ 29.11
Cancelled, expired or forfeited, shares	(25)
Cancelled, expired or forfeited, weighted average exercise price	$ 40.25
OUTSTANDING, Ending balance, shares	669
OUTSTANDING, Ending balance, weighted average exercise price	$ 34.86